Income Tax Expenses - Schedule of Movement in Deferred Tax Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right-of-Use Assets [Member]
Schedule of Movement in Deferred Tax Balances [Line Items]
Effect of movement in exchange rates	$ (19,555)	$ 1,835
Deferred Tax Assets [Member]
Schedule of Movement in Deferred Tax Balances [Line Items]
Balance beginning	26,069	114,356
Recognized in profit or loss	198,346	(88,858)
Effect of movement in exchange rates	(3,946)	571
Balance ending	220,469	26,069
Deferred Tax Liabilities [Member]
Schedule of Movement in Deferred Tax Balances [Line Items]
Balance beginning	(25,331)	(35,811)
Recognized in profit or loss	(201,932)	10,996
Effect of movement in exchange rates	4,092	(516)
Balance ending	(223,171)	(25,331)
Deferred Tax Liabilities [Member] | Right-of-Use Assets [Member]
Schedule of Movement in Deferred Tax Balances [Line Items]
Balance beginning	(13,334)	(35,811)
Recognized in profit or loss	(197,631)	22,789
Effect of movement in exchange rates	3,654	(312)
Balance ending	(207,311)	(13,334)
Lease Liability [Member] | Deferred Tax Assets [Member]
Schedule of Movement in Deferred Tax Balances [Line Items]
Balance beginning	14,335	37,293
Recognized in profit or loss	195,453	(23,291)
Effect of movement in exchange rates	(3,648)	333
Balance ending	206,140	14,335
Tax Losses Carried Forward [Member] | Deferred Tax Assets [Member]
Schedule of Movement in Deferred Tax Balances [Line Items]
Balance beginning	11,734	77,063
Recognized in profit or loss	(11,675)	(65,567)
Effect of movement in exchange rates	(59)	238
Balance ending		11,734
Lease Liability [Member] | Deferred Tax Assets [Member]
Schedule of Movement in Deferred Tax Balances [Line Items]
Recognized in profit or loss	14,568
Effect of movement in exchange rates	(239)
Balance ending	14,329
Accelerated Tax Depreciation [Member] | Deferred Tax Liabilities [Member]
Schedule of Movement in Deferred Tax Balances [Line Items]
Balance beginning	(11,997)
Recognized in profit or loss	(4,301)	(11,793)
Effect of movement in exchange rates	438	(204)
Balance ending	$ (15,860)	$ (11,997)